Acquisitions, Summary of Preliminary Purchase Price Allocation (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 406,608	$ 1,105,258	$ 35,002
Deferred revenue, net of current portion		6,325
Zero Fox [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		2,806
Accounts receivable		13,961
Deferred contract acquisitions costs, current		4,909
Prepaid expenses and other assets		2,201
Property and equipment		598
Deferred contract acquisitions costs, net of current portion		6,854
Other assets		341
Goodwill		818,797
Intangible assets		185,000
Total assets acquired		1,035,467
Accounts payable		4,310
Accrued liabilities		3,921
Current portion of long term debt		938
Deferred revenue, current		35,432
Deferred tax liability		10,652
Long term debt		16,851
Warrants liabilities		7,632
Total liabilities assumed		86,061
Total consideration transferred		949,406
IDX [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		13,727
Accounts receivable		11,944
Prepaid expenses and other assets		3,068
Property and equipment		125
Deferred contract acquisitions costs, net of current portion		177
Other assets		12
Goodwill		286,468
Intangible assets		100,500
Total assets acquired		416,021
Accounts payable		7,568
Accrued liabilities		6,299
Deferred revenue, current		9,314
Deferred tax liability and uncertain tax positions		22,930
Deferred revenue, net of current portion		1,522
Total liabilities assumed		47,633
Total consideration transferred		$ 368,388